BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	12 Months Ended
Jun. 30, 2021
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Summary of fair values of the identifiable assets and liabilities

	RMB	U.S. Dollars
Cash	¥471,843	$73,065
Trade accounts receivable, net	831,049	128,688
Other receivables, net	144,285	22,343
Contract costs, net	75,250	11,652
Prepaid expenses	91,132	14,112
Property and equipment, net	118,130	18,292
Intercompany receivables*	6,850,000	1,060,724
Intangible assets- customer relationship	7,000,000	1,083,951
Goodwill	6,996,895	1,083,471
Trade accounts payable	(1,032,078)	(159,817)
Other payables	(1,273,182)	(197,152)
Other payable- related parties	(479,959)	(74,322)
Deferred revenue	(39,786)	(6,161)
Accrued payroll and employees’ welfare	(1,629,519)	(252,331)
Taxes payable	(64,253)	(9,950)
Deferred tax liability	(1,050,000)	(162,592)
Total	¥17,009,807	$2,633,973

Cash considerations	—	—
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	261,667
Fair value of previously held equity interest	30,530,000	4,727,577
Non-controlling interest	34,790,000	5,387,239
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,742,510)
Total	¥17,009,807	$2,633,973

*Intercompany receivables from Nanjing Recon and BHD are eliminated upon consolidation.

Schedule of fair value of goodwill acquired and carrying value, customer relationship and its estimated useful lives

The identifiable goodwill acquired and the carrying value as of June 30, 2021 is as follows:

	Preliminary Fair Value
	RMB	U.S. Dollars
Goodwill	¥6,996,895	$1,083,471
Less: impairment	—	—
The carrying value of goodwill as of June 30,2021	6,996,895	1,083,471

The fair value of identified intangible assets, which is customer relationship, and its estimated useful lives is as follows:

			Average
			Useful Life
	Preliminary Fair Value		(in Years)
	RMB	U.S. Dollars
Intangible assets - customer relationship	¥7,000,000	$1,083,951	10
Less: accumulated amortization	(350,000)	(54,198)
Total intangible assets, net as of June 30,2021	6,650,000	1,029,754

Schedule of unaudited pro forma balances

The following unaudited pro forma condensed financial information presents the combined results of operation for the fiscal year ended June 30, 2021 of the Company and FGS.

	Pro Forma Combined
	For the year ended June 30, 2021
	Recon	FGS	Combined
Revenues	¥45,370,768	¥6,393,216	¥51,763,984
Net loss	(19,433,300)	(2,362,502)	(21,795,802)
Loss per common share - basis and diluted	¥(1.53)	¥(0.19)	¥(1.72)
Weighted average shares - basic and diluted	12,697,024	12,697,024	12,697,024